Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.0%
Aerospace & Defense – 3.6%
BWX Technologies Inc	160,312	$29,556,723
L3Harris Technologies Inc	137,190	41,899,198
		71,455,921
Banks – 5.2%
Cullen/Frost Bankers Inc	159,406	20,207,899
PNC Financial Services Group Inc/The	210,923	42,380,758
Wintrust Financial Corp	300,654	39,818,616
		102,407,273
Beverages – 0.9%
Keurig Dr Pepper Inc	686,115	17,502,794
Biotechnology – 0.6%
BioMarin Pharmaceutical Inc*	206,787	11,199,584
Building Products – 2.4%
Carlisle Cos Inc	93,165	30,647,558
Owens Corning	119,760	16,941,250
		47,588,808
Capital Markets – 2.7%
Lazard Inc	630,214	33,262,695
MarketAxess Holdings Inc	116,642	20,324,868
		53,587,563
Chemicals – 3.1%
Corteva Inc	423,270	28,625,750
DuPont de Nemours Inc	89,370	6,961,923
Westlake Chemical Corp	332,111	25,592,474
		61,180,147
Commercial Services & Supplies – 1.4%
Waste Connections Inc	161,145	28,329,291
Construction Materials – 1.4%
Martin Marietta Materials Inc	45,325	28,567,441
Consumer Finance – 2.0%
Ally Financial Inc	1,014,777	39,779,258
Containers & Packaging – 1.8%
Ball Corp	665,611	33,560,107
Graphic Packaging Holding Co	98,571	1,929,034
		35,489,141
Distributors – 1.4%
LKQ Corp	910,676	27,812,045
Diversified Financial Services – 0.9%
Fidelity National Information Services Inc	264,544	17,444,031
Electric Utilities – 6.0%
Alliant Energy Corp	783,265	52,799,894
Entergy Corp	466,856	43,506,311
PPL Corp	626,258	23,271,747
		119,577,952
Electrical Equipment – 1.6%
AMETEK Inc	169,981	31,956,428
Electronic Equipment, Instruments & Components – 7.2%
Arrow Electronics Inc*	111,120	13,445,520
CDW Corp/DE	116,841	18,610,435
Fabrinet*	54,165	19,749,642
Keysight Technologies Inc*	82,973	14,513,637
Littelfuse Inc	125,791	32,581,127
Vontier Corp	1,047,951	43,982,503
		142,882,864
Energy Equipment & Services – 0.7%
Baker Hughes Co	288,751	14,067,949
Entertainment – 1.2%
Electronic Arts Inc	119,805	24,164,668
Food & Staples Retailing – 2.8%
Casey's General Stores Inc	98,265	55,551,170
Food Products – 1.1%
Lamb Weston Holdings Inc	364,984	21,198,271

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 2.5%
Globus Medical Inc*	327,814	$18,773,908
Hologic Inc*	441,951	29,827,273
		48,601,181
Health Care Providers & Services – 2.9%
Cardinal Health Inc	127,711	20,045,518
Humana Inc	25,821	6,717,850
Labcorp Holdings Inc	106,953	30,701,928
		57,465,296
Household Durables – 2.3%
Toll Brothers Inc	191,560	26,462,098
TopBuild Corp*	47,638	18,619,789
		45,081,887
Industrial Conglomerates – 1.7%
3M Co	210,956	32,736,152
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	23,118,832
Insurance – 7.5%
Axis Capital Holdings Ltd	343,530	32,910,174
Everest Re Group Ltd	121,861	42,679,378
Hartford Financial Services Group Inc	262,574	35,024,746
Selective Insurance Group Inc	469,369	38,051,745
		148,666,043
Life Sciences Tools & Services – 1.5%
ICON PLC*	168,863	29,551,025
Machinery – 1.7%
Lincoln Electric Holdings Inc	144,861	34,162,570
Marine – 1.1%
Kirby Corp*	272,289	22,722,517
Media – 1.6%
Fox Corp - Class B	551,976	31,622,705
Metals & Mining – 1.7%
Freeport-McMoRan Inc	878,945	34,472,223
Oil, Gas & Consumable Fuels – 5.0%
Chesapeake Energy Corp	420,250	44,647,360
ConocoPhillips	338,286	31,998,473
Valero Energy Corp	130,581	22,232,721
		98,878,554
Professional Services – 2.0%
TransUnion	463,236	38,809,912
Real Estate Management & Development – 1.4%
CBRE Group Inc*	181,650	28,620,774
Residential Real Estate Investment Trusts (REITs) – 0.9%
Equity LifeStyle Properties Inc	297,602	18,064,441
Retail Real Estate Investment Trusts (REITs) – 2.1%
Agree Realty Corp	590,229	41,929,868
Road & Rail – 2.5%
Canadian Pacific Kansas City Ltd	299,620	22,318,694
Landstar System Inc	122,426	15,004,530
Saia Inc*	40,885	12,239,334
		49,562,558
Semiconductor & Semiconductor Equipment – 1.0%
Teradyne Inc	143,873	19,802,680
Software – 1.0%
Nice Ltd (ADR)*	130,740	18,928,537
Specialized Real Estate Investment Trusts (REITs) – 1.8%
Lamar Advertising Co	296,211	36,262,151
Specialty Retail – 5.6%
AutoZone Inc*	7,122	30,555,089
Bath & Body Works Inc	1,106,812	28,511,477
Boot Barn Holdings Inc*	64,660	10,715,455
Burlington Stores Inc*	60,995	15,523,228
O'Reilly Automotive Inc*	229,410	24,732,692
		110,037,941
Trading Companies & Distributors – 1.0%
MSC Industrial Direct Co Inc	218,495	20,132,129
Total Common Stocks (cost $1,372,188,855)		1,940,972,575

	Shares or Principal Amounts	Value
Repurchase Agreements – 2.4%
ING Financial Markets LLC, Joint repurchase agreement, 4.1600%, dated 9/30/25, maturing 10/1/25 to be repurchased at $22,402,588 collateralized by $22,292,852 in U.S. Treasuries 4.1250% - 4.3750%, 7/31/28 - 1/31/32 with a value of $22,850,650	$22,400,000	$22,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.1000%, dated 9/30/25, maturing 10/1/25 to be repurchased at $24,002,733 collateralized by $23,574,240 in U.S. Treasuries 1.2500% - 6.3750%, 5/31/27 - 11/15/34 with a value of $24,482,810	24,000,000	24,000,000
Total Repurchase Agreements (cost $46,400,000)		46,400,000
Total Investments (total cost $1,418,588,855) – 100.4%		1,987,372,575
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(7,045,414)
Net Assets – 100%		$1,980,327,161

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,916,574,319	96.4%
Ireland	29,551,025	1.5
Canada	22,318,694	1.1
Israel	18,928,537	1.0
Total	$1,987,372,575	100.0%

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,940,972,575	$-	$-
Repurchase Agreements	-	46,400,000	-
Total Assets	$1,940,972,575	$46,400,000	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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